Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
APX Group files a consolidated federal income tax return with its wholly-owned subsidiaries.
Income tax provision consisted of the following (in thousands):

	Year ended December 31,
	2016	2015	2014
Current income tax:
Federal	$—	$—	$—
State	545	392	779
Foreign	95	(1)	—
Total	640	391	779
Deferred income tax:
Federal	—	—	(925)
State	—	—	(181)
Foreign	(573)	(40)	841
Total	(573)	(40)	(265)
Provision for income taxes	$67	$351	$514

The following reconciles the tax expense computed at the statutory federal rate and the Company’s tax expense (in thousands):

	Year ended December 31,
	2016	2015	2014
Computed expected tax expense	$(93,770)	$(94,737)	$(81,107)
State income taxes, net of federal tax effect	360	259	395
Foreign income taxes	(949)	202	1,645
Other reconciling items	666	—	—
Permanent differences	1,688	1,980	2,261
Change in valuation allowance	92,072	92,647	77,320
Provision for income taxes	$67	$351	$514

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Gross deferred tax assets:
Net operating loss carryforwards	$799,302	$642,391
Deferred subscriber income	19,866	13,722
Accrued expenses and allowances	15,452	15,415
Purchased intangibles	14,776	10,576
Inventory reserves	6,999	9,333
Property and Equipment	3,482	3,257
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(328,991)	(234,771)
	530,927	459,964
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(537,387)	(466,783)
Property and equipment	—	—
Prepaid expenses	(744)	(705)
	(538,131)	(467,488)
Net deferred tax liabilities	$(7,204)	$(7,524)

The long-term portion of the net deferred tax liability was approximately $7.2 million and $7.5 million at December 31, 2016 and 2015, respectively. The current portion of the net deferred tax liability was immaterial at December 31, 2016 and 2015, respectively.
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2016	2015
Net operating loss carryforwards:
United States	$2,084,897	$1,695,386
State	1,553,812	1,338,742
Canada	33,526	28,629
New Zealand	—	5,518

U.S. and state net operating loss carryforwards will begin to expire in 2026, if not used. Included in both the U.S. and state net operating loss carryforwards are approximately $11.5 million at December 31, 2016 and 2015, respectively of net operating loss carryforwards for which a benefit will be recorded in Additional Paid in Capital when realized. The Company had United States research and development credits of approximately $41,000 at December 31, 2016, and December 31, 2015, which begin to expire in 2030.
Canadian net operating loss carryforwards will begin to expire in 2029.
Realization of the Company’s net operating loss carryforwards and tax credits is dependent on generating sufficient taxable income prior to their expiration. Although a portion of these carryforwards are subject to the provisions of Internal Revenue Code Section 382, the Company has not performed a formal study to determine the amount of the limitation. The use of the net operating loss carryforwards may have additional limitations resulting from future ownership changes or other factors under Section 382 of the Internal Revenue Code.
The Company has considered and weighed the available evidence, both positive and negative, to determine whether it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Based on available information, management does not believe it is more likely than not that its deferred tax assets will be utilized. Accordingly, the Company has established a valuation allowance to the extent of and equal to the net deferred tax assets. The Company recorded a valuation allowance for U.S. deferred tax assets of approximately $329.0 million and $234.8 million at December 31, 2016 and 2015, respectively. In addition to the change in valuation allowance from operations, the valuation allowance changes include impact of acquisition and disposition related items.

As of December 31, 2016, the Company's income tax returns for the tax years 2013 through 2016, remain subject to examination by the Internal Revenue Service and state authorities.